Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (3.9%)
*	Live Nation Entertainment Inc.	516,440	36,017
*	Iridium Communications Inc.	557,706	28,666
*	Yelp Inc. Class A	883,984	24,168
	New York Times Co. Class A	612,870	19,894
	News Corp. Class A	1,003,228	18,259
	News Corp. Class B	955,681	17,623
	Interpublic Group of Cos. Inc.	484,804	16,149
*	Pinterest Inc. Class A	481,859	11,700
	Madison Square Garden Sports Corp.	59,310	10,873
	Omnicom Group Inc.	126,117	10,287
	Cogent Communications Holdings Inc.	165,328	9,437
	Cable One Inc.	13,200	9,397
	Shutterstock Inc.	170,128	8,969
*	TripAdvisor Inc.	416,971	7,497
*	Playtika Holding Corp.	707,301	6,019
*	Altice USA Inc. Class A	1,295,955	5,961
*	PubMatic Inc. Class A	347,813	4,455
*	ZipRecruiter Inc. Class A	264,455	4,342
	Fox Corp. Class B	128,272	3,649
	Sinclair Broadcast Group Inc. Class A	210,164	3,260
*	ZoomInfo Technologies Inc. Class A	95,158	2,865
*	Radius Global Infrastructure Inc. Class A (XNMS)	167,633	1,981
*	Endeavor Group Holdings Inc. Class A	75,092	1,693
*	Liberty Media Corp.- Liberty SiriusXM Class C	36,649	1,434
*,1	AMC Entertainment Holdings Inc. Class A	133,800	545
			265,140
Consumer Discretionary (11.4%)
	Genuine Parts Co.	337,116	58,493
*	Ulta Beauty Inc.	100,854	47,308
*	AutoNation Inc.	326,760	35,061
	LKQ Corp.	579,257	30,938
*	Expedia Group Inc.	342,568	30,009
	Tapestry Inc.	761,653	29,004
	Boyd Gaming Corp.	475,040	25,904
*	NVR Inc.	5,582	25,747
	Service Corp. International	335,032	23,164
	Travel & Leisure Co.	628,742	22,886
	Buckle Inc.	503,737	22,844
	Toll Brothers Inc.	408,774	20,406
*	Capri Holdings Ltd.	355,993	20,406
*	Skyline Champion Corp.	372,181	19,171
	PulteGroup Inc.	401,900	18,298

		Shares	Market Value ($000)
*	Tri Pointe Homes Inc.	887,192	16,493
	Signet Jewelers Ltd.	226,129	15,377
	Winnebago Industries Inc.	287,149	15,133
	Texas Roadhouse Inc. Class A	161,549	14,693
*	SeaWorld Entertainment Inc.	262,055	14,023
	Brunswick Corp.	191,573	13,809
	Harley-Davidson Inc.	329,575	13,710
*	Under Armour Inc. Class C	1,342,200	11,972
*	Dollar Tree Inc.	81,142	11,477
*	Meritage Homes Corp.	124,121	11,444
	Macy's Inc.	547,769	11,311
*	Six Flags Entertainment Corp.	466,976	10,857
	Tractor Supply Co.	45,976	10,343
*	Hyatt Hotels Corp. Class A	104,175	9,423
	Group 1 Automotive Inc.	49,233	8,880
	Wendy's Co.	377,430	8,541
*	Taylor Morrison Home Corp. Class A	274,196	8,322
	Academy Sports & Outdoors Inc.	157,417	8,271
*	Cavco Industries Inc.	35,426	8,015
	Bath & Body Works Inc.	188,942	7,962
	Marriott Vacations Worldwide Corp.	54,599	7,348
*	Chegg Inc.	287,724	7,271
	Steven Madden Ltd.	224,050	7,161
*	Stride Inc.	227,643	7,121
	Red Rock Resorts Inc. Class A	174,483	6,981
*	Goodyear Tire & Rubber Co.	636,567	6,461
*	Etsy Inc.	53,678	6,430
	Columbia Sportswear Co.	71,889	6,296
	Patrick Industries Inc.	88,219	5,346
*	MarineMax Inc.	164,700	5,142
*	Dave & Buster's Entertainment Inc.	127,780	4,529
*	American Axle & Manufacturing Holdings Inc.	550,818	4,307
	Williams-Sonoma Inc.	37,132	4,267
*	WW International Inc.	1,083,540	4,182
	Hilton Grand Vacations Inc.	103,910	4,005
*	Everi Holdings Inc.	259,747	3,727
	Dine Brands Global Inc.	55,705	3,599
	Qurate Retail Inc. Series A	2,050,988	3,343
*	Fox Factory Holding Corp.	29,688	2,708
*	Deckers Outdoor Corp.	6,343	2,532
	Hibbett Inc.	32,602	2,224
	Aaron's Co. Inc.	166,515	1,990
	ADT Inc.	216,936	1,968
	Thor Industries Inc.	24,441	1,845
*	PVH Corp.	22,971	1,622
	Century Communities Inc.	29,065	1,454
	Vail Resorts Inc.	6,009	1,432
*	XPEL Inc.	23,631	1,419
*	RH	5,206	1,391
	Oxford Industries Inc.	14,790	1,378
	Gentex Corp.	47,372	1,292
	Wyndham Hotels & Resorts Inc.	18,073	1,289
*	Stitch Fix Inc. Class A	393,901	1,225
	LCI Industries	12,609	1,166
*	Dorman Products Inc.	12,020	972
*	Light & Wonder Inc.	14,949	876
*	Tupperware Brands Corp.	117,461	486
			786,480

		Shares	Market Value ($000)
Consumer Staples (4.0%)
	Lamb Weston Holdings Inc.	261,777	23,392
	Cal-Maine Foods Inc.	404,906	22,047
	Ingles Markets Inc. Class A	225,522	21,754
	Flowers Foods Inc.	747,460	21,482
*	Darling Ingredients Inc.	298,999	18,714
*	Pilgrim's Pride Corp.	778,113	18,465
	Ingredion Inc.	177,214	17,355
	Coca-Cola Consolidated Inc.	27,004	13,836
	J M Smucker Co.	84,237	13,348
*	Coty Inc. Class A	1,517,025	12,986
	Campbell Soup Co.	222,207	12,610
*	Herbalife Nutrition Ltd.	838,983	12,484
*	elf Beauty Inc.	217,803	12,045
*	BJ's Wholesale Club Holdings Inc.	154,068	10,193
	Medifast Inc.	81,712	9,425
	Church & Dwight Co. Inc.	99,678	8,035
*	Hostess Brands Inc. Class A	325,526	7,305
	Kellogg Co.	56,873	4,052
*	USANA Health Sciences Inc.	72,128	3,837
*	United Natural Foods Inc.	96,073	3,719
*	Hain Celestial Group Inc.	212,288	3,435
	Vector Group Ltd.	247,366	2,934
	Energizer Holdings Inc.	53,990	1,811
	Nu Skin Enterprises Inc. Class A	41,872	1,765
			277,029
Energy (5.1%)
	Halliburton Co.	1,457,134	57,338
	APA Corp.	1,210,149	56,490
	SM Energy Co.	700,728	24,406
	Marathon Oil Corp.	822,473	22,264
*	Plains GP Holdings LP Class A	1,352,016	16,819
*	Southwestern Energy Co.	2,742,331	16,043
	Liberty Energy Inc. Class A	890,354	14,255
*	Talos Energy Inc.	703,631	13,285
	PBF Energy Inc. Class A	317,017	12,928
	Delek US Holdings Inc.	474,732	12,818
	PDC Energy Inc.	158,015	10,031
	Range Resources Corp.	390,142	9,761
*	Nabors Industries Ltd. (XNYS)	48,815	7,560
*	W&T Offshore Inc.	1,319,506	7,363
	Comstock Resources Inc.	469,039	6,431
*	Kosmos Energy Ltd.	986,933	6,277
	Permian resources Corp.	658,606	6,191
	Murphy Oil Corp.	136,424	5,868
	Texas Pacific Land Corp.	2,428	5,692
*	Weatherford International plc	109,931	5,598
	Targa Resources Corp.	66,823	4,911
*	Par Pacific Holdings Inc.	190,446	4,428
*	US Silica Holdings Inc.	248,236	3,103
*	Antero Resources Corp.	99,484	3,083
*	ProPetro Holding Corp.	248,363	2,575
*	Gulfport Energy Corp.	32,692	2,407
*	NexTier Oilfield Solutions Inc.	247,722	2,289
*	Oceaneering International Inc.	114,680	2,006
	Diamondback Energy Inc.	14,084	1,926
	Patterson-UTI Energy Inc.	102,954	1,734
*	Callon Petroleum Co.	35,711	1,324

		Shares	Market Value ($000)
	CVR Energy Inc.	37,722	1,182
	EQT Corp.	34,953	1,182
			349,568
Financials (14.7%)
	W R Berkley Corp.	712,926	51,737
	Equitable Holdings Inc.	1,483,433	42,574
	Comerica Inc.	618,764	41,364
	LPL Financial Holdings Inc.	182,106	39,366
	MGIC Investment Corp.	2,888,468	37,550
	Radian Group Inc.	1,922,984	36,671
	Zions Bancorp NA	715,701	35,184
	Hartford Financial Services Group Inc.	450,494	34,161
	Essent Group Ltd.	765,897	29,778
	SLM Corp.	1,784,834	29,628
	Fidelity National Financial Inc.	710,182	26,717
	CNO Financial Group Inc.	1,125,622	25,720
	American Financial Group Inc.	184,630	25,346
	Stifel Financial Corp.	425,657	24,846
	Affiliated Managers Group Inc.	154,555	24,486
	Evercore Inc. Class A	219,924	23,989
	PacWest Bancorp	998,522	22,916
	FNB Corp.	1,706,735	22,273
	Synovus Financial Corp.	550,511	20,672
	Loews Corp.	328,295	19,149
	First BanCorp. (XNYS)	1,460,330	18,575
	Hancock Whitney Corp.	367,141	17,766
	Carlyle Group Inc.	566,903	16,916
	Ally Financial Inc.	687,313	16,805
	Hanover Insurance Group Inc.	113,992	15,404
	Western Alliance Bancorp	255,800	15,235
	Old National Bancorp	822,919	14,796
	Synchrony Financial	445,334	14,634
	Primerica Inc.	102,585	14,549
	Tradeweb Markets Inc. Class A	222,884	14,472
	Popular Inc.	217,771	14,442
*	LendingClub Corp.	1,617,749	14,236
	International Bancshares Corp.	310,505	14,209
	Unum Group	332,406	13,639
	Everest Re Group Ltd.	39,622	13,125
	Wintrust Financial Corp.	147,161	12,438
	SouthState Corp.	161,689	12,346
	Axis Capital Holdings Ltd.	207,549	11,243
	Associated Banc-Corp.	465,304	10,744
	UMB Financial Corp.	126,690	10,581
	Virtu Financial Inc. Class A	500,707	10,219
	Cboe Global Markets Inc.	78,781	9,885
	Citizens Financial Group Inc.	191,369	7,534
*	Brighthouse Financial Inc.	136,173	6,982
*	Robinhood Markets Inc. Class A	727,365	5,921
	Navient Corp.	355,612	5,850
	KeyCorp.	313,994	5,470
	Webster Financial Corp.	110,455	5,229
	Nasdaq Inc.	80,352	4,930
	Columbia Banking System Inc.	155,548	4,687
	Signature Bank	37,936	4,371
	OneMain Holdings Inc.	125,441	4,178
	Bank OZK	99,466	3,985
	Brightsphere Investment Group Inc.	173,942	3,580

		Shares	Market Value ($000)
	American Equity Investment Life Holding Co.	67,683	3,088
	First Citizens BancShares Inc. Class A	3,424	2,597
*	Green Dot Corp. Class A	159,930	2,530
	First Republic Bank	20,075	2,447
	Kinsale Capital Group Inc.	8,602	2,250
	Jackson Financial Inc. Class A	61,281	2,132
	East West Bancorp Inc.	31,610	2,083
	Simmons First National Corp. Class A	93,570	2,019
	Fifth Third Bancorp	56,053	1,839
	First Hawaiian Inc.	69,187	1,802
	Northern Trust Corp.	17,899	1,584
	Assured Guaranty Ltd.	23,873	1,486
*	Arch Capital Group Ltd.	22,825	1,433
*	Bread Financial Holdings Inc.	37,593	1,416
	Cannae Holdings Inc.	66,301	1,369
	Eagle Bancorp Inc.	28,582	1,260
	WSFS Financial Corp.	27,289	1,237
			1,015,675
Health Care (12.0%)
	AmerisourceBergen Corp. Class A	302,801	50,177
	Chemed Corp.	87,702	44,766
*	Medpace Holdings Inc.	183,810	39,043
*	Alkermes plc	1,476,116	38,571
	Laboratory Corp. of America Holdings	149,104	35,111
	Bruker Corp.	463,042	31,649
	West Pharmaceutical Services Inc.	127,886	30,098
*	AMN Healthcare Services Inc.	284,640	29,267
*	IQVIA Holdings Inc.	135,568	27,777
*	Mettler-Toledo International Inc.	17,308	25,018
*	Incyte Corp.	282,190	22,665
*	Veeva Systems Inc. Class A	128,731	20,775
*	Tenet Healthcare Corp.	424,665	20,719
*	Inspire Medical Systems Inc.	66,561	16,765
*	TG Therapeutics Inc.	1,403,669	16,605
*	Allscripts Healthcare Solutions Inc.	926,909	16,351
*	Deciphera Pharmaceuticals Inc.	966,515	15,841
*	Exact Sciences Corp.	316,124	15,651
*	Integra LifeSciences Holdings Corp.	265,980	14,913
*	ACADIA Pharmaceuticals Inc.	907,171	14,442
*	Merit Medical Systems Inc.	191,285	13,509
*	STAAR Surgical Co.	251,310	12,199
*	Intercept Pharmaceuticals Inc.	933,712	11,550
*	ImmunoGen Inc.	2,320,321	11,509
*	Shockwave Medical Inc.	53,058	10,909
*	Evolent Health Inc. Class A	356,033	9,997
*	DaVita Inc.	126,745	9,464
*	PTC Therapeutics Inc.	239,529	9,143
*	NuVasive Inc.	217,380	8,965
	Universal Health Services Inc. Class B	62,728	8,838
*	Nevro Corp.	215,839	8,547
*	Haemonetics Corp.	107,346	8,443
*	Ionis Pharmaceuticals Inc.	211,811	8,000
*	Agenus Inc.	3,321,368	7,971
*	Exelixis Inc.	494,737	7,936
*	Lantheus Holdings Inc.	141,163	7,194
*	Enanta Pharmaceuticals Inc.	141,360	6,576
	Cooper Cos. Inc.	18,325	6,060
*	Mirati Therapeutics Inc.	119,271	5,404

		Shares	Market Value ($000)
*	Sarepta Therapeutics Inc.	38,994	5,053
	Ultragenyx Pharmaceutical Inc.	99,698	4,619
*	GoodRx Holdings Inc. Class A	954,526	4,448
*	Myriad Genetics Inc.	292,903	4,250
*	Avantor Inc.	200,847	4,236
	Neurocrine Biosciences Inc.	33,459	3,996
*	Charles River Laboratories International Inc.	18,145	3,954
*	Jazz Pharmaceuticals plc	24,753	3,943
*	Health Catalyst Inc.	370,741	3,941
*	Inovio Pharmaceuticals Inc.	2,459,398	3,837
*,1	Novavax Inc.	367,210	3,775
	LivaNova plc	66,502	3,693
*	Arrowhead Pharmaceuticals Inc.	89,007	3,610
*	Option Care Health Inc.	118,595	3,568
*	Natera Inc.	87,410	3,511
*	Nektar Therapeutics Class A	1,517,103	3,429
*	Prestige Consumer Healthcare Inc.	54,373	3,404
*	Henry Schein Inc.	38,395	3,067
	DENTSPLY SIRONA Inc.	95,132	3,029
*	Pediatrix Medical Group Inc.	198,383	2,948
*	MacroGenics Inc.	438,261	2,941
*	Masimo Corp.	18,731	2,771
*	Travere Thrapeutics Inc.	125,581	2,641
*	Amedisys Inc.	30,218	2,524
*	Glaukos Corp.	53,727	2,347
*	Puma Biotechnology Inc.	540,434	2,286
[1]	Zymeworks Inc.	288,485	2,267
	Axonics Inc.	35,456	2,217
	iRhythm Technologies Inc.	23,465	2,198
	Silk Road Medical Inc.	41,137	2,174
*	Bridgebio Pharma Inc.	284,668	2,169
*	Rigel Pharmaceuticals Inc.	1,318,144	1,977
*	2seventy bio Inc.	210,012	1,968
	Amicus Therapeutics Inc.	157,092	1,918
	Omnicell Inc.	36,288	1,830
	Teladoc Health Inc.	75,500	1,786
	Teleflex Inc.	6,381	1,593
*	Heron Therapeutics Inc.	609,042	1,523
*	iTeos Therapeutics Inc.	76,718	1,498
*	Sangamo Therapeutics Inc.	467,930	1,469
	BioCryst Pharmaceuticals Inc.	116,827	1,341
*	Atea Pharmaceuticals Inc.	278,408	1,339
*	Editas Medicine Inc. Class A	143,834	1,276
	FibroGen Inc.	76,732	1,229
*	Emergent BioSolutions Inc.	103,851	1,226
*	Seres Therapeutics Inc.	195,204	1,093
*	Corcept Therapeutics Inc.	46,230	939
*	Joint Corp.	66,951	936
*	Syneos Health Inc.	20,407	749
*	Organogenesis Holdings Inc. Class A	116,256	313
			827,267
Industrials (15.4%)
*	United Rentals Inc.	177,872	63,219
	WW Grainger Inc.	97,376	54,165
	Owens Corning	551,838	47,072
	Allison Transmission Holdings Inc.	1,044,961	43,470
*	Atkore Inc.	356,163	40,396
	Textron Inc.	529,649	37,499

		Shares	Market Value ($000)
	IDEX Corp.	138,685	31,666
*	United Airlines Holdings Inc.	832,341	31,379
	Robert Half International Inc.	421,901	31,149
*	CACI International Inc. Class A	97,698	29,367
	ManpowerGroup Inc.	337,189	28,058
	Triton International Ltd.	403,275	27,737
*	Builders FirstSource Inc.	415,657	26,968
	Wabash National Corp.	1,183,418	26,745
	AGCO Corp.	192,685	26,724
	Ryder System Inc.	319,174	26,673
	Rush Enterprises Inc. Class A	492,763	25,762
	UFP Industries Inc.	316,843	25,110
	Terex Corp.	586,907	25,073
	EMCOR Group Inc.	161,133	23,865
*	Clean Harbors Inc.	197,842	22,578
	Korn Ferry	437,356	22,139
*	Univar Solutions Inc.	657,068	20,895
	Acuity Brands Inc.	121,952	20,197
	JB Hunt Transport Services Inc.	97,255	16,957
	Boise Cascade Co.	244,132	16,765
*	Alaska Air Group Inc.	356,055	15,289
	Matson Inc.	203,428	12,716
*	Copart Inc.	200,622	12,216
	Encore Wire Corp.	87,539	12,042
	Tetra Tech Inc.	80,047	11,622
*	American Airlines Group Inc.	871,937	11,091
	Applied Industrial Technologies Inc.	87,694	11,052
	GrafTech International Ltd.	2,294,983	10,924
	Valmont Industries Inc.	29,332	9,699
	Dover Corp.	68,806	9,317
	Booz Allen Hamilton Holding Corp. Class A	78,842	8,241
	AECOM	94,074	7,990
	Watts Water Technologies Inc. Class A	53,637	7,843
*	ASGN Inc.	90,919	7,408
*	TrueBlue Inc.	360,610	7,061
	MDU Resources Group Inc.	219,493	6,659
	Fortune Brands Innovations Inc.	114,190	6,521
	Esab Corp.	124,131	5,824
*	WillScot Mobile Mini Holdings Corp.	122,239	5,522
	Ennis Inc.	238,646	5,288
	Lincoln Electric Holdings Inc.	36,550	5,281
	Howmet Aerospace Inc.	129,815	5,116
	Donaldson Co. Inc.	83,933	4,941
	Primoris Services Corp.	223,004	4,893
	Carlisle Cos. Inc.	20,329	4,791
	Ferguson plc	34,294	4,354
*	GMS Inc.	86,206	4,293
*	SkyWest Inc.	258,836	4,273
*	TriNet Group Inc.	60,580	4,107
*	Avis Budget Group Inc.	23,437	3,842
*	Hub Group Inc. Class A	39,154	3,112
*	MYR Group Inc.	33,729	3,106
	Huntington Ingalls Industries Inc.	13,420	3,096
	ArcBest Corp.	43,050	3,015
	Brink's Co.	54,340	2,919
	Science Applications International Corp.	25,462	2,825
	nVent Electric plc	62,227	2,394
	Trinity Industries Inc.	77,581	2,294

		Shares	Market Value ($000)
	EnerSys	25,573	1,888
	Genco Shipping & Trading Ltd.	117,466	1,804
*	GEO Group Inc.	164,562	1,802
	Mueller Industries Inc.	27,529	1,624
	MSA Safety Inc.	10,382	1,497
	RXO Inc.	86,488	1,488
	BWX Technologies Inc.	25,058	1,455
	Masterbrand Inc.	114,190	862
			1,057,025
Information Technology (14.3%)
	CDW Corp.	324,347	57,922
	Jabil Inc.	727,260	49,599
*	Nutanix Inc. Class A	1,709,647	44,536
*	Gartner Inc.	128,876	43,320
*	Splunk Inc.	476,095	40,987
*	Flex Ltd.	1,789,383	38,400
*	Arrow Electronics Inc.	362,130	37,868
*	Manhattan Associates Inc.	307,336	37,311
*	Cirrus Logic Inc.	473,564	35,271
*	Cadence Design Systems Inc.	219,429	35,249
*	Dropbox Inc. Class A	1,573,214	35,209
*	RingCentral Inc. Class A	928,130	32,856
	Amkor Technology Inc.	1,311,089	31,440
*	CommScope Holding Co. Inc.	3,523,553	25,898
*	Box Inc. Class A	674,748	21,005
*	Axcelis Technologies Inc.	248,423	19,715
	Avnet Inc.	473,256	19,678
	CSG Systems International Inc.	343,773	19,664
*	EPAM Systems Inc.	50,374	16,510
*	Fortinet Inc.	329,126	16,091
*	Kyndryl Holdings Inc.	1,393,513	15,496
*	MaxLinear Inc.	452,097	15,349
*	Everbridge Inc.	489,495	14,479
*	Teradata Corp.	413,897	13,932
*	Extreme Networks Inc.	759,515	13,907
	Xerox Holdings Corp.	826,764	12,071
*	CommVault Systems Inc.	189,071	11,881
	NetApp Inc.	197,137	11,840
*	Diodes Inc.	151,132	11,507
*	Enphase Energy Inc.	39,599	10,492
	Okta Inc.	141,107	9,642
*	Lattice Semiconductor Corp.	141,848	9,203
*	Yext Inc.	1,408,005	9,194
*	DocuSign Inc. Class A	162,363	8,998
*	Pure Storage Inc. Class A	326,214	8,729
*	SMART Global Holdings Inc.	538,756	8,017
*	Domo Inc. Class B	560,162	7,977
*	8x8 Inc.	1,835,432	7,929
*	GoDaddy Inc. Class A	103,852	7,770
*	ExlService Holdings Inc.	43,319	7,340
*	Super Micro Computer Inc.	86,908	7,135
*	New Relic Inc.	112,355	6,342
*	Impinj Inc.	58,016	6,334
*	Synopsys Inc.	17,301	5,524
*	Ultra Clean Holdings Inc.	165,305	5,480
*	AvidXchange Holdings Inc.	541,434	5,382
*	LivePerson Inc.	504,899	5,120
*	Unisys Corp.	1,001,495	5,118

		Shares	Market Value ($000)
*	NCR Corp.	204,803	4,794
*	Elastic NV	87,252	4,493
*	Ichor Holdings Ltd.	161,689	4,336
	Pegasystems Inc.	125,542	4,299
*	Fabrinet	30,349	3,891
	Juniper Networks Inc.	113,596	3,631
*	Fastly Inc. Class A	421,571	3,453
*	Semtech Corp.	113,260	3,249
	Rapid7 Inc.	92,691	3,150
	Synaptics Inc.	32,941	3,135
*	Cohu Inc.	96,005	3,077
	Concentrix Corp.	19,581	2,607
*	Western Digital Corp.	79,862	2,520
	Monolithic Power Systems Inc.	7,088	2,506
*	Toast Inc. Class A	125,842	2,269
*	Payoneer Global Inc.	381,769	2,088
	Momentive Global Inc.	279,516	1,957
*	Alpha & Omega Semiconductor Ltd.	55,692	1,591
*	Ciena Corp.	30,665	1,563
	Kulicke & Soffa Industries Inc.	31,369	1,388
*	Photronics Inc.	74,439	1,253
			981,967
Materials (5.4%)
	Reliance Steel & Aluminum Co.	240,845	48,757
	Packaging Corp. of America	305,202	39,038
	CF Industries Holdings Inc.	371,228	31,629
	Albemarle Corp.	142,941	30,998
	Chemours Co.	764,790	23,418
	Mosaic Co.	533,763	23,416
	Olin Corp.	372,028	19,695
	Warrior Met Coal Inc.	478,644	16,580
*	O-I Glass Inc.	892,726	14,793
	Eagle Materials Inc.	110,787	14,718
	Huntsman Corp.	485,873	13,352
	Greif Inc. Class A	190,188	12,754
	Westrock Co.	322,278	11,331
	Steel Dynamics Inc.	94,021	9,186
	Tronox Holdings plc Class A	662,898	9,088
	Sonoco Products Co.	147,878	8,978
	Avery Dennison Corp.	33,000	5,973
*	TimkenSteel Corp.	324,475	5,896
	Celanese Corp. Class A	54,285	5,550
	Berry Global Group Inc.	80,925	4,890
	Sylvamo Corp.	75,099	3,649
	Sensient Technologies Corp.	49,054	3,577
*	Ingevity Corp.	48,915	3,446
	Louisiana-Pacific Corp.	52,719	3,121
*	Arconic Corp.	103,563	2,191
	Balchem Corp.	16,847	2,057
	Avient Corp.	54,768	1,849
	Ashland Inc.	12,916	1,389
	LSB Industries Inc.	98,199	1,306
	Schnitzer Steel Industries Inc. Class A	35,635	1,092
			373,717
Real Estate (7.5%)
	Extra Space Storage Inc.	293,793	43,240
	Brixmor Property Group Inc.	1,674,709	37,966

	Shares	Market Value ($000)
Life Storage Inc.	305,701	30,112
National Retail Properties Inc.	652,187	29,844
Host Hotels & Resorts Inc.	1,752,367	28,125
Mid-America Apartment Communities Inc.	173,697	27,269
Gaming and Leisure Properties Inc.	468,303	24,394
Camden Property Trust	213,521	23,889
Spirit Realty Capital Inc.	573,749	22,910
Highwoods Properties Inc.	804,670	22,515
CubeSmart	434,236	17,478
Essential Properties Realty Trust Inc.	713,008	16,734
Invitation Homes Inc.	504,290	14,947
Outfront Media Inc.	886,342	14,696
Apple Hospitality REIT Inc.	921,414	14,540
Sun Communities Inc.	90,978	13,010
DiamondRock Hospitality Co.	1,402,518	11,487
Sabra Health Care REIT Inc.	907,435	11,279
Xenia Hotels & Resorts Inc.	850,249	11,206
National Storage Affiliates Trust	284,768	10,286
Piedmont Office Realty Trust Inc. Class A	1,025,277	9,402
EPR Properties	238,954	9,013
SITE Centers Corp.	636,551	8,695
Kilroy Realty Corp.	221,084	8,549
Essex Property Trust Inc.	36,178	7,667
Federal Realty Investment Trust	62,492	6,314
Universal Health Realty Income Trust	94,854	4,527
Park Hotels & Resorts Inc.	378,273	4,460
PotlatchDeltic Corp.	100,739	4,432
Brandywine Realty Trust	715,833	4,402
RLJ Lodging Trust	407,317	4,313
Rayonier Inc.	109,677	3,615
First Industrial Realty Trust Inc.	54,630	2,636
Regency Centers Corp.	38,618	2,414
Uniti Group Inc.	346,841	1,918
Ryman Hospitality Properties Inc.	20,322	1,662
Paramount Group Inc.	239,341	1,422
Tanger Factory Outlet Centers Inc.	77,577	1,392
Hudson Pacific Properties Inc.	130,565	1,270
DigitalBridge Group Inc.	104,117	1,139
		515,169
Utilities (5.8%)
Evergy Inc.	799,909	50,338
AES Corp.	1,631,395	46,919
NiSource Inc.	1,701,017	46,642
National Fuel Gas Co.	617,755	39,104
Edison International	588,984	37,471
Alliant Energy Corp.	527,355	29,115
Portland General Electric Co.	405,265	19,858
FirstEnergy Corp.	459,343	19,265
PPL Corp.	648,269	18,943
DTE Energy Co.	157,442	18,504
Pinnacle West Capital Corp.	234,061	17,798
Hawaiian Electric Industries Inc.	423,401	17,719
Vistra Corp.	387,770	8,996
Entergy Corp.	70,853	7,971
Constellation Energy Corp.	79,189	6,827
UGI Corp.	124,746	4,625
IDACORP Inc.	34,566	3,728
New Jersey Resources Corp.	65,966	3,273

		Shares	Market Value ($000)
	Otter Tail Corp.	52,804	3,100
	ALLETE Inc.	22,572	1,456
			401,652
Total Common Stocks (Cost $6,339,990)			6,850,689
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.334% (Cost $33,649)	336,564	33,653
Total Investments (100.0%) (Cost $6,373,639)			6,884,342
Other Assets and Liabilities—Net (0.0%)			1,768
Net Assets (100%)			6,886,110
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,027,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,102,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	87	7,703	20
E-Mini S&P 500 Index	March 2023	113	21,815	(542)
E-mini S&P Mid-Cap 400 Index	March 2023	49	11,969	(356)
				(878)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.